FAIR VALUE MEASUREMENTS - Schedule of Changes in Assumption at Fair Value (Details) - Convertible Preferred Derivative	Mar. 31, 2026 Y	Dec. 31, 2025 Y
Time to Liquidity | Series A Convertible Preferred Stock
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at measurement input	0.15	0.39
Time to Liquidity | Series B Convertible Preferred Stock
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at measurement input	0.15	0.39
Risk free rate (continuous) | Series A Convertible Preferred Stock
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at measurement input	0.037	3.6
Risk free rate (continuous) | Series B Convertible Preferred Stock
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at measurement input	0.037	3.6
Volatility | Series A Convertible Preferred Stock
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at measurement input	0.90	120
Volatility | Series B Convertible Preferred Stock
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at measurement input	0.90	120
Dividend Rate | Series A Convertible Preferred Stock | Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at measurement input	0.12	12
Dividend Rate | Series A Convertible Preferred Stock | Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at measurement input	0.18	19
Dividend Rate | Series B Convertible Preferred Stock | Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at measurement input	0.12	12
Dividend Rate | Series B Convertible Preferred Stock | Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at measurement input	0.18	19
Discount Rate | Series A Convertible Preferred Stock
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at measurement input	0.19	19
Discount Rate | Series B Convertible Preferred Stock
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at measurement input	0.18	18